Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Financial expenses	R$ (592,103)	R$ (562,471)
Financial income	247,575	219,320
Financial income (expenses), net before exchange rate changes	(344,528)	(343,151)
Exchange result, net	6,333	83,623
Financial result, net	(338,195)	(259,528)
Interet And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(276,622)	(273,106)
Interet And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(28,720)	(21,049)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(175,160)	(101,732)
Inflation Adjustment On Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(54,036)	(70,509)
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(13,265)	(50,463)
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(44,300)	(45,612)
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
Financial income	55,881	60,314
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	110,375	103,217
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	92,932	66,560
C O F I N S And Pasep [Member]
IfrsStatementLineItems [Line Items]
Financial income	(11,615)	(10,788)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	2	17
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
Exchange result, net	6,335	83,825
Exchange Rate Changes On Assets [Member]
IfrsStatementLineItems [Line Items]
Exchange result, net	1	(201)
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
Exchange result, net	R$ (3)	R$ (1)